PREPAID EXPENSES AND OTHER CURRENT ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE-4 — PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consists of the following:

	September 30, 2022	December 31, 2021
Advance to suppliers	$297,260	$244,758
VAT input credits	-	307,575
Issue cost related to convertible promissory notes	138,687	159,000
Deferred marketing expenses	-	1,000,000
Prepayment for land use right/ (i)	551,800	615,955
Security deposit (ii)	55,247	61,670
Others receivable (iii)	130,255	56,936
Prepaid expenses and other current assets	$1,173,249	$2,445,894

(i)	On July 23, 2021, Sichuan Vtouch entered into a contract with Chengdu Wenjiang District Planning and Natural Resources Bureau for purchasing a land use right of 131,010 square feet with a consideration of RMB3,925,233 (equivalent to $551,800) for the new facility. The Company made a full prepayment by November 18, 2021. Upon a certificate of land use right issued by the local government, which is estimated to be obtained by the fourth quarter of 2022, the Company will reclassify this prepayment to intangible assets accordingly.

(ii)	On July 28, 2021, Sichuan Vtouch made a security deposit of RMB393,000 (equivalent to $55,247) to Chengdu Cross-Strait Science and Technology Industry Development Park Management Committee to obtain a construction license for new facility. This deposit will be refunded upon the issuance of the construction license by end of 2022.

(iii)	Other receivables are mainly employee advances, and prepaid expenses.

NOTE-4 — PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consists of the following:

	December 31, 2021	December 31, 2020
Advance to suppliers	$244,758	$117,819
VAT input credits	307,575	-
Issue cost related to convertible promissory notes	159,000	-
Deferred marketing expenses	1,000,000	-
Prepayment for land use right/ (i)	615,955	-
Security deposit (ii)	61,670	-
Others receivable (iii)	56,936	110,624
Prepaid expenses and other current assets	$2,445,894	$228,443

(i)	On July 23, 2021, Sichuan Vtouch entered into a contract with Chengdu Wenjiang District Planning and Natural Resources Bureau for purchasing a land use right of 131,010 square feet with a consideration of RMB 3,925,233 (equivalent to $615,955) for the new facility. The Company made a full prepayment by November 18, 2021 . Upon a certificate of land use right issued by the local government, which is estimated to be obtained by the fourth quarter of 2022, the Company will reclassify this prepayment to intangible assets accordingly.

(ii)	On July 28, 2021, Sichuan Vtouch made a security deposit of RMB393,000 (equivalent to $61,670) to Chengdu Cross-Strait Science and Technology Industry Development Park Management Committee to obtain a construction license for new facility. This deposit will be refunded upon the issuance of the construction license by end of April, 2022.

(iii)	Other receivables are mainly employee advances, and prepaid expenses.